Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI New Zealand ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 1.3%
Air New Zealand Ltd.(a)	1,959,087	$2,505,860

Construction Materials — 4.6%
Fletcher Building Ltd.(a)	2,160,972	8,504,894

Diversified Telecommunication Services — 11.5%
Chorus Ltd.	1,216,496	7,010,617
Spark New Zealand Ltd.	4,483,022	14,367,045

		21,377,662

Electric Utilities — 15.2%
Contact Energy Ltd.	1,508,236	8,267,908
Genesis Energy Ltd.	1,586,913	3,602,362
Infratil Ltd.	1,971,535	8,244,288
Mercury NZ Ltd.	1,938,876	8,175,852

		28,290,410

Equity Real Estate Investment Trusts (REITs) — 8.6%
Argosy Property Ltd.	2,712,817	2,840,786
Goodman Property Trust	3,163,108	5,335,277
Kiwi Property Group Ltd.	4,668,452	3,904,376
Precinct Properties New Zealand Ltd.	3,313,279	4,005,144

		16,085,583

Food Products — 11.0%
a2 Milk Co. Ltd. (The)(a)	1,820,740	18,874,336
Synlait Milk Ltd.(a)	407,317	1,554,405

		20,428,741

Health Care Equipment & Supplies — 19.2%
Fisher & Paykel Healthcare Corp. Ltd.	1,420,224	35,852,950

Health Care Providers & Services — 7.9%
Oceania Healthcare Ltd.	2,385,226	2,179,238
Ryman Healthcare Ltd.	741,724	7,678,507
Summerset Group Holdings Ltd.	649,557	4,838,992

		14,696,737

Hotels, Restaurants & Leisure — 3.2%
Restaurant Brands New Zealand Ltd.(a)	155,627	1,339,839

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
SKYCITY Entertainment Group Ltd.	2,204,544	$4,725,528

		6,065,367

Independent Power and Renewable Electricity Producers — 4.7%
Meridian Energy Ltd.	1,929,947	8,721,438

IT Services — 0.1%
Pushpay Holdings Ltd.(a)	117,587	146,273

Oil, Gas & Consumable Fuels — 1.9%
Z Energy Ltd.	1,585,963	3,555,621

Software — 1.5%
Pushpay Holdings Ltd.(a)	2,187,687	2,721,386

Transportation Infrastructure — 9.0%
Auckland International Airport Ltd.(a)	2,840,376	15,530,562
Napier Port Holdings Ltd.	488,204	1,245,488

		16,776,050

Total Common Stocks — 99.7% (Cost: $157,850,747)		185,728,972

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(b)(c)	88,000	88,000

Total Short-Term Investments — 0.0% (Cost: $88,000)		88,000

Total Investments in Securities — 99.7% (Cost: $157,938,747)		185,816,972

Other Assets, Less Liabilities — 0.3%		532,467

Net Assets — 100.0%		$186,349,439

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$1,750	(b)	$—	$(1,750)	$—	$—	—	$5,145	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	68,000	20,000	(b)	—	—	—	88,000	88,000	15		—

					$(1,750)	$—	$88,000		$5,160		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI New Zealand ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	2	12/17/20	$241	$12,504

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$185,728,972	$—	$—	$185,728,972
Money Market Funds	88,000	—	—	88,000

	$185,816,972	$—	$—	$185,816,972

Derivative financial instruments(a)
Assets
Futures Contracts	$12,504	$—	$—	$12,504

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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